Long-term debt - Schedule of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt	$ 293,544	$ 217,672
Commercial paper, credit facility draws and related fees	100,386	119,868
Accretion of fair value adjustments	(23,000)	(21,968)
AFUDC capitalized on regulated property	(4,604)	(9,440)
Other	(2,750)	2,308
Interest expense	$ 363,576	$ 308,440